Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid expenses
Prepaid hosting fees and software licenses	$ 3,745	$ 5,155
Prepaid rent	330	2,550
Prepaid insurance	1,252	1,064
Advance payments to the Group's partners for online payment services	226	364
Prepaid insurance and other goods and services	$ 350	$ 337